Notes Payable (Tables)	12 Months Ended
Dec. 31, 2019
Notes Payable
Schedule of Notes Payable	Notes payable consisted of the following:

	December 31, 2019		December 31, 2018
Issuing bank	RMB	US$	RMB
Bank of Weifang	41,000	5,889	48,000

	41,000	5,889	48,000